Janus Henderson Venture Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 98.4%
Auto Components – 0.1%
Quantumscape Corp*	486,572	$3,381,675
Automobiles – 0.4%
Thor Industries Inc	112,378	13,288,699
Banks – 1.1%
Bancorp Inc/The*	878,127	33,860,577
Biotechnology – 8.4%
89bio Inc*	546,192	6,100,965
Ascendis Pharma A/S (ADR)*	170,315	21,451,174
Biohaven Ltd*	875,878	37,487,578
Biomea Fusion Inc*,#	177,387	2,575,659
Eagle Pharmaceuticals Inc/DE*	220,561	1,153,534
Halozyme Therapeutics Inc*	350,054	12,937,996
IDEAYA Biosciences Inc*	326,788	11,627,117
Immunogen Inc*	717,219	21,265,543
Insmed Inc*	545,448	16,903,434
Madrigal Pharmaceuticals Inc*	127,734	29,555,093
Mirum Pharmaceuticals Inc*	308,194	9,097,887
Neurocrine Biosciences Inc*	118,737	15,644,787
Prothena Corp PLC*	136,917	4,975,564
PTC Therapeutics Inc*	175,144	4,826,969
Sarepta Therapeutics Inc*	105,201	10,144,532
Soleno Therapeutics Inc*	275,921	11,105,820
Vaxcyte Inc*	628,974	39,499,567
		256,353,219
Building Products – 4.0%
CSW Industrials Inc	243,210	50,444,186
Janus International Group Inc*	2,706,879	35,324,771
Zurn Water Solutions Corp	1,229,360	36,155,478
		121,924,435
Capital Markets – 2.0%
Assetmark Financial Holdings Inc*	678,283	20,314,576
LPL Financial Holdings Inc	178,890	40,718,942
		61,033,518
Chemicals – 2.8%
Innospec Inc	239,227	29,482,335
Perimeter Solutions SA*	2,557,669	11,765,277
Sensient Technologies Corp	683,817	45,131,922
		86,379,534
Commercial Services & Supplies – 3.2%
Brady Corp	323,796	19,003,587
CECO Environmental Corp*	598,411	12,135,775
Montrose Environmental Group Inc*	443,427	14,247,310
Rentokil Initial PLC (ADR)	1,847,204	52,848,506
		98,235,178
Diversified Consumer Services – 1.8%
Stride Inc*	926,998	55,035,871
Diversified Financial Services – 6.5%
AvidXchange Holdings Inc*	2,204,952	27,319,355
Euronet Worldwide Inc*	364,509	36,994,018
Payfare Inc*,£	3,166,976	14,844,080
Repay Holdings Corp*	2,504,554	21,388,891
Shift4 Payments Inc - Class A*	521,970	38,803,250
Walker & Dunlop Inc	181,782	20,179,620
WEX Inc*	193,043	37,556,516
		197,085,730
Electrical Equipment – 1.7%
EnerSys	330,597	33,377,073
Regal Beloit Corp	120,577	17,847,808
		51,224,881
Electronic Equipment, Instruments & Components – 2.9%
Napco Security Technologies Inc	792,330	27,137,303
Novanta Inc*	116,769	19,665,067
OSI Systems Inc*	314,572	40,595,517
		87,397,887
Entertainment – 1.7%
Atlanta Braves Holdings Inc - Class C*	594,890	23,545,746
Manchester United PLC*,#	618,367	12,602,319

Shares or Principal Amounts		Value
Common Stocks– (continued)
Entertainment– (continued)
Vivid Seats Inc - Class A*	2,485,524	$15,708,512
		51,856,577
Food & Staples Retailing – 1.0%
Casey's General Stores Inc	109,463	30,073,865
Health Care Equipment & Supplies – 7.2%
Alphatec Holdings Inc*	1,286,340	19,436,597
Glaukos Corp*	438,015	34,817,812
Globus Medical Inc*	664,100	35,389,889
ICU Medical Inc*	232,623	23,201,818
Lantheus Holdings Inc*	416,296	25,810,352
Neogen Corp*	866,721	17,429,759
Paragon 28 Inc*	848,663	10,548,881
Shockwave Medical Inc*	51,496	9,813,078
STERIS PLC	140,232	30,830,005
Tandem Diabetes Care Inc*	355,764	10,523,499
		217,801,690
Health Care Providers & Services – 1.3%
HealthEquity Inc*	293,467	19,456,862
NeoGenomics Inc*	1,327,705	21,482,267
		40,939,129
Health Care Technology – 0.3%
Phreesia Inc*	421,437	9,756,267
Hotels, Restaurants & Leisure – 0.8%
Monarch Casino & Resort Inc	367,303	25,399,002
Household Durables – 0.5%
Lovesac Co*	556,191	14,210,680
Insurance – 1.2%
BRP Group Inc - Class A*	615,068	14,773,933
RLI Corp	165,838	22,076,355
		36,850,288
Interactive Media & Services – 1.1%
Ziff Davis Inc*	516,884	34,729,436
Life Sciences Tools & Services – 3.3%
Bio-Techne Corp	275,324	21,244,000
CryoPort Inc*	669,993	10,378,192
Gerresheimer AG	30,455	3,171,695
ICON PLC*	132,873	37,612,360
OmniAb Inc*	2,187,605	13,497,523
OmniAb Inc - 12.5 Earnout*	104,942	505,621
OmniAb Inc - 15 Earnout*	104,942	462,899
Sotera Health Co*	757,310	12,760,674
		99,632,964
Machinery – 7.9%
Alamo Group Inc	111,898	23,519,841
ATS Corp*	1,458,369	62,863,200
EnPro Industries Inc	129,817	20,347,517
Gates Industrial Corp PLC*	1,893,793	25,414,702
ITT Inc	293,893	35,067,313
Kornit Digital Ltd*	706,266	13,532,057
Nordson Corp	65,397	17,275,272
SPX Technologies Inc*	423,605	42,788,341
		240,808,243
Metals & Mining – 1.5%
Constellium SE*	2,326,160	46,430,154
Oil, Gas & Consumable Fuels – 1.2%
California Resources Corp	240,500	13,150,540
Magnolia Oil & Gas Corp	1,078,952	22,970,888
		36,121,428
Personal Products – 2.2%
BellRing Brands Inc*	869,443	48,193,225
Oddity Tech Ltd - Class A*	400,513	18,635,870
		66,829,095
Pharmaceuticals – 3.2%
Avadel Pharmaceuticals PLC (ADR)*	1,181,549	16,683,472
Catalent Inc*	973,269	43,728,976
Ligand Pharmaceuticals Inc*	331,341	23,664,374
Structure Therapeutics Inc (ADR)*	98,592	4,018,610
Verona Pharma PLC (ADR)*	498,426	9,908,709
		98,004,141
Professional Services – 9.3%
Alight Inc - Class A*	4,438,249	37,858,264
Asure Software Inc*	639,077	6,084,013
Broadridge Financial Solutions Inc	263,614	54,238,580

Shares or Principal Amounts		Value
Common Stocks– (continued)
Professional Services– (continued)
Clarivate Analytics PLC*	3,631,746	$33,629,968
CRA International Inc	172,824	17,083,652
Paylocity Holding Corp*	214,887	35,424,122
SS&C Technologies Holdings Inc	951,434	58,142,132
WNS Holdings Ltd (ADR)*	640,556	40,483,139
		282,943,870
Real Estate Management & Development – 0.6%
FirstService Corp	103,991	16,855,901
Road & Rail – 0.6%
AMERCO Series N	269,845	19,007,882
Semiconductor & Semiconductor Equipment – 3.5%
Camtek Ltd*	193,480	13,423,642
MACOM Technology Solutions Holdings Inc*	332,384	30,895,093
ON Semiconductor Corp*	581,978	48,612,622
PDF Solutions Inc*	419,802	13,492,436
		106,423,793
Software – 10.4%
Altair Engineering Inc*	304,256	25,603,142
Blackbaud Inc*	669,004	58,002,647
Consensus Cloud Solutions Inc*	510,779	13,387,518
CoreCard Corp*,š	183,100	2,532,273
Descartes Systems Group Inc/The*	667,499	56,089,262
Enfusion Inc - Class A*	1,517,057	14,715,453
EngageSmart Inc*	685,508	15,698,133
Envestnet Inc*	346,321	17,149,816
Nice Ltd (ADR)*	298,523	59,558,324
Tyler Technologies Inc*	76,027	31,788,409
Vertex Inc - Class A*	802,452	21,618,057
		316,143,034
Specialty Retail – 2.2%
Valvoline Inc*	1,120,425	42,105,572
Williams-Sonoma Inc	123,153	24,849,812
		66,955,384
Trading Companies & Distributors – 2.5%
Core & Main Inc - Class A*	1,289,396	52,104,492
Xometry Inc - Class A*	665,298	23,890,851
		75,995,343
Total Common Stocks (cost $1,885,577,868)		2,998,969,370
Private Placements– 0.8%
Biotechnology – 0.1%
Claris Biotherapeutics Inc - Series A-3*,¢,§	5,023,916	4,811,555
Professional Services – 0.4%
Apartment List Inc*,¢,§	2,431,401	7,221,261
IntelyCare Inc*,¢,§	384,276	3,788,039
		11,009,300
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	140,312	2,116,214
Loadsmart Inc - Series D*,¢,§	399,891	6,031,236
		8,147,450
Total Private Placements (cost $33,770,090)		23,968,305
Warrants– 0%
Chemicals – 0%
Perimeter Solutions SA, expires 11/8/24*((cost $13,929)	1,392,883	16,436
Investment Companies– 1.1%
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $34,414,656)	34,407,774	34,414,656
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	9,260,146	9,260,146
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 1/2/24	$2,315,036	2,315,036
Total Investments Purchased with Cash Collateral from Securities Lending (cost $11,575,182)		11,575,182
Total Investments (total cost $1,965,351,725) – 100.7%		3,068,943,949
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(20,793,829)
Net Assets – 100%		$3,048,150,120

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,588,633,557	84.4%
Canada	150,652,443	4.9
Israel	105,149,893	3.4
United Kingdom	75,359,534	2.5
Netherlands	46,430,154	1.5
India	40,483,139	1.3
Ireland	37,612,360	1.2
Denmark	21,451,174	0.7
Germany	3,171,695	0.1

Total	$3,068,943,949	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/23
Common Stocks - 0.5%
Diversified Financial Services - 0.5%
Payfare Inc*	$-	$-	$2,228,411	$14,844,080
Software – N/A
CoreCard Corp*,š	-	(7,765,365)	5,194,507	N/A
Total Common Stocks	$-	$(7,765,365)	$7,422,918	$14,844,080
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	588,000	-	(3,335)	34,414,656
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	35,576∆	-	-	9,260,146
Total Affiliated Investments – 1.9%	$623,576	$(7,765,365)	$7,419,583	$58,518,882

(1) For securities that were affiliated for a portion of the period ended December 31, 2023, this column reflects amounts for the entire period ended December 31, 2023 and not just the period in which the security was affiliated.

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Common Stocks - 0.6%
Diversified Financial Services - 0.5%
Payfare Inc*	12,615,669	-	-	14,844,080
Software - 0.1%
CoreCard Corp*,š	9,547,040	-	(4,443,909)	2,532,273
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	33,361,965	95,107,132	(94,051,106)	34,414,656
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	18,276,040	23,659,740	(32,675,634)	9,260,146

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	1/18/24	19,438,000	$(23,952,267)	$821,619
British Pound	1/18/24	(490,000)	595,615	(28,894)

				792,725
Barclays Capital, Inc.:
British Pound	1/18/24	8,645,100	(10,502,551)	515,698
British Pound	1/18/24	(3,912,000)	4,835,796	(150,078)
Canadian Dollar	1/18/24	11,776,000	(8,597,721)	292,890
Canadian Dollar	1/18/24	(28,688,900)	20,969,793	(689,670)
Euro	1/18/24	(136,000)	151,152	924
Euro	1/18/24	(599,000)	661,157	(510)

				(30,746)
Citibank, National Association:
British Pound	1/18/24	(29,253,800)	35,698,294	(1,585,907)
Canadian Dollar	1/18/24	(48,007,900)	35,087,172	(1,157,694)
Euro	1/18/24	(671,000)	738,061	(3,137)

				(2,746,738)
Goldman Sachs & Co. LLC:
British Pound	1/18/24	(863,000)	1,048,779	(51,121)
Canadian Dollar	1/18/24	3,365,000	(2,458,835)	81,662

				30,541
HSBC Securities (USA), Inc.:
British Pound	1/18/24	5,533,000	(6,722,260)	329,593
British Pound	1/18/24	(1,703,000)	2,175,102	4,615
British Pound	1/18/24	(18,929,900)	23,082,400	(1,043,908)
Canadian Dollar	1/18/24	(26,322,700)	19,255,731	(617,305)

				(1,327,005)
JPMorgan Chase Bank, National Association:
British Pound	1/18/24	(12,996,800)	15,821,617	(742,907)
Canadian Dollar	1/18/24	(33,414,500)	24,415,670	(811,513)
Euro	1/18/24	(405,000)	450,106	2,736

				(1,551,684)
Morgan Stanley & Co. International PLC:
British Pound	1/18/24	1,982,000	(2,409,963)	116,111
Canadian Dollar	1/18/24	(2,080,000)	1,521,409	(48,944)
Euro	1/18/24	(395,000)	437,443	1,119

				68,286
State Street Bank and Trust Company:
British Pound	1/18/24	10,863,000	(13,429,659)	415,321
British Pound	1/18/24	(34,421,000)	41,926,280	(1,943,558)
Canadian Dollar	1/18/24	(26,370,500)	19,389,953	(519,171)

				(2,047,408)
Total				$(6,812,029)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$ 54,130,290
Average amounts sold - in USD	235,414,416

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2023 is $23,968,305, which represents 0.8% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of December 31, 2023.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2023)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc	11/2/20	$8,881,908	$7,221,261	0.3%
Claris Biotherapeutics Inc - Series A-3	12/28/23	4,811,555	4,811,555	0.1
IntelyCare Inc	3/29/22	9,412,879	3,788,039	0.1
Loadsmart Inc - Series A	1/4/22	2,665,928	2,116,214	0.1
Loadsmart Inc - Series D	1/4/22	7,997,820	6,031,236	0.2
Total		$33,770,090	$23,968,305	0.8%

The Fund has registration rights for certain restricted securities held as of December 31, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$98,664,444	$968,520	$-
All Other	2,899,336,406	-	-
Private Placements	-	-	23,968,305
Warrants	-	16,436	-
Investment Companies	-	34,414,656	-
Investments Purchased with Cash Collateral from Securities Lending	-	11,575,182	-
Total Investments in Securities	$2,998,000,850	$46,974,794	$23,968,305
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,582,288	-
Total Assets	$2,998,000,850	$49,557,082	$23,968,305
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$9,394,317	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70252 02-24